UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West U.S. Government Mortgage Securities Fund (Institutional and Initial Class)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Maturity Date as of June 30, 2015

Maturity	Percentage of Fund Investments
1 to 3 Years	4.04%
3 to 5 Years	1.66
5 to 10 Years	8.52
10 to 20 Years	17.91
20 to 30 Years	66.38
Over 30 Years	0.74
Short Term Investments	0.75
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(1/01/15)	(6/30/15)	(1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$991.00	$0.40*

Hypothetical (5% return before expenses)	$1,000.00	$1,007.16	$1.20*

Initial Class
Actual	$1,000.00	$1,001.80	$3.00**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.03**

* Expenses are equal to the Fund’s annualized expense ratio of 0.25% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015.

** Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 2.00%
$1,500,000	ACE Securities Corp Mortgage Loan Trust(a)(b)
	Series 2007-D1, Class A2
	6.34%, 02/25/2038	$	1,456,088
309,231	Americold 2010 LLC Trust(a) Series 2010-ARTA, Class A1
	3.85%, 01/14/2029		321,720
455,737	Citicorp Residential Mortgage Trust(b)
	Series 2006-2, Class A6
	5.67%, 09/25/2036		477,730
3,250,000	Ford Credit Auto Owner Trust(a)
	Series 2014-2, Class A
	2.31%, 04/15/2026		3,285,961
38,858	Residential Funding Mortgage Securities II Home Loan Trust
	Series 2006-HI5, Class A3
	5.50%, 08/25/2025		38,865

			5,580,364

U.S. Government Agency — 0.05%
152,794	Federal Home Loan Mortgage Corp(c)
	Series T-34, Class A1V
	0.43%, 07/25/2031		148,660

TOTAL ASSET-BACKED SECURITIES — 2.05% (Cost $5,676,927)		$	5,729,024

CORPORATE BONDS AND NOTES
Basic Materials — 0.18%
500,000	Georgia-Pacific LLC(a)
	2.54%, 11/15/2019		499,526

Consumer, Cyclical — 0.38%
1,076,855	JetBlue Airways 2004-2 G-1 Pass Through Trust(c)
	0.65%, 08/15/2016		1,071,471

Energy — 1.13%
1,000,000	Continental Resources Inc
	7.13%, 04/01/2021		1,062,500
2,000,000	Enterprise Products Operating LLC(c)
	8.38%, 08/01/2066		2,095,000

			3,157,500

Financial — 0.51%
1,418,286	Caledonia Generating LLC(a)
	1.95%, 02/28/2022		1,410,486

Principal Amount		Fair Value

Utilities — 0.46%
$1,166,697	New Valley Generation V Pass Through Trust
	4.93%, 01/15/2021	$	1,289,096

TOTAL CORPORATE BONDS AND NOTES — 2.66% (Cost $7,435,828)		$	7,428,079

MORTGAGE-BACKED SECURITIES
Non-Agency — 0.02%
52,273	Sequoia Mortgage Trust(c)
	Series 2011-1, Class A1
	4.13%, 02/25/2041		52,707

U.S. Government Agency — 85.82%
2,179,351	Federal Deposit Insurance Corp Trust(a)
	Series 2013-R1, Class A
	1.15%, 03/25/2033		2,160,131
	Federal Home Loan Mortgage Corp
20,838	9.50%, 06/01/2020		20,927
18,586	11.00%, 07/01/2020		18,698
47,704	11.00%, 08/01/2020		49,676
111,753	5.50%, 04/01/2022		121,635
241,078	4.50%, 03/01/2024		256,543
900,533	4.50%, 04/01/2024		962,295
503,393	4.50%, 05/01/2024		537,857
481,512	4.50%, 12/01/2024		516,111
13,725	9.50%, 04/01/2025		15,839
527,169	4.00%, 03/01/2026		557,001
3,853,666	3.00%, 12/01/2026		3,997,121
1,551,488	3.00%, 04/01/2027		1,609,020
1,823,682	3.50%, 02/01/2032		1,903,150
130,772	7.50%, 03/01/2032		149,353
105,098	7.00%, 09/01/2032		127,032
342,515	5.50%, 05/01/2033		385,505
239,185	5.50%, 06/01/2033		269,390
217,478	5.50%, 08/01/2033		244,873
136,243	5.50%, 01/01/2034		153,349
1,688,156	4.00%, 05/01/2034		1,803,374
356,072	5.50%, 10/01/2034		400,686
336,988	5.00%, 08/01/2035		372,748
1,236,142	5.00%, 09/01/2035		1,363,796
180,705	5.50%, 09/01/2035		202,863
874,115	5.00%, 12/01/2035		965,578
53,578	5.00%, 01/01/2036		59,177
644,814	6.00%, 01/01/2036		737,601
395,779	6.00%, 03/01/2036		450,939
314,390	6.00%, 07/01/2036		359,026
321,690	6.00%, 11/01/2036		366,097
90,167	5.50%, 05/01/2038		100,919
60,511	6.00%, 05/01/2038		68,449
254,251	5.00%, 06/01/2038		279,719
1,357,992	4.50%, 02/01/2040		1,481,592
2,010,185	5.00%, 03/01/2040		2,228,014
1,230,076	4.00%, 10/01/2040		1,304,963
858,742	4.00%, 02/01/2041		911,056
741,100	4.50%, 03/01/2041		800,201

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$822,003	3.50%, 02/01/2042	$	847,535
954,159	4.00%, 03/01/2042		1,012,980
2,306,589	3.50%, 04/01/2042		2,378,215
3,115,410	3.50%, 06/01/2042		3,212,591
4,774,293	3.50%, 08/01/2042		4,923,463
3,197,139	3.50%, 09/01/2042		3,277,688
1,727,961	3.00%, 11/01/2042		1,723,221
602,288	3.50%, 11/01/2042		621,011
3,281,063	3.00%, 12/01/2042		3,272,069
4,854,725	3.00%, 02/01/2043		4,840,667
875,995	3.50%, 03/01/2043		903,901
2,918,076	3.00%, 04/01/2043		2,909,049
1,267,046	3.50%, 05/01/2043		1,306,377
2,339,963	3.00%, 06/01/2043		2,331,659
1,284,269	4.00%, 06/01/2043		1,368,443
2,326,294	3.00%, 07/01/2043		2,318,016
1,585,847	4.50%, 09/01/2043		1,717,915
973,898	4.50%, 11/01/2043		1,058,357
645,195	4.00%, 12/01/2043		682,536
2,150,351	4.00%, 01/01/2044		2,282,770
5,671,642	4.00%, 05/01/2044		6,021,038
955,121	3.00%, 10/01/2044		950,467
398,592	3.00%, 04/01/2045		396,650
794,856	3.50%, 04/01/2045		819,736
	Federal National Mortgage Association
1,500,000	3.50%,TBA		1,545,820
76,939	6.50%, 02/01/2017		78,560
80,797	6.00%, 03/01/2017		82,968
20,515	5.50%, 01/01/2018		21,385
314,837	5.50%, 04/01/2018		328,917
403,332	5.00%, 05/01/2018		422,214
37,271	5.00%, 06/01/2018		39,016
653,912	5.00%, 08/01/2018		684,524
5,364	9.50%, 09/01/2020		5,485
6,534	8.50%, 08/01/2021		6,617
109,631	5.00%, 06/01/2023		118,277
8,257	8.50%, 08/01/2024		9,351
1,883,227	4.00%, 01/01/2025		2,004,420
664,096	4.00%, 07/01/2025		709,368
618,086	4.00%, 09/01/2025		654,430
555,168	4.00%, 12/01/2025		594,144
768,695	3.50%, 03/01/2026		812,718
81,125	8.50%, 11/01/2026		87,331
744,898	3.00%, 06/01/2027		773,593
1,840,427	3.50%, 05/01/2029		1,941,759
3,132,115	3.00%, 08/01/2029		3,248,331
461,758	4.50%, 02/01/2030		499,603
462,097	4.50%, 03/01/2030		499,888
99,939	7.00%, 02/01/2031		113,476
131,637	7.00%, 09/01/2031		158,560
279,662	6.50%, 12/01/2031		321,168
199,151	7.00%, 12/01/2031		225,805
917,123	6.50%, 01/01/2032		1,061,449
111,483	7.00%, 01/01/2032		118,747
333,729	6.50%, 02/01/2032		383,259
173,714	6.00%, 02/01/2033		194,653
362,947	6.00%, 03/01/2033		419,765
417,441	5.50%, 07/01/2033		470,686
932,546	5.00%, 09/01/2033		1,033,587

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$199,087	5.50%, 09/01/2033	$	223,305
139,466	5.00%, 11/01/2033		154,698
450,074	5.50%, 11/01/2033		513,666
175,045	5.50%, 12/01/2033		197,123
276,099	5.50%, 03/01/2034		311,262
191,205	5.50%, 10/01/2034		215,245
344,883	5.50%, 12/01/2034		388,663
330,212	5.50%, 01/01/2035		373,606
997,968	5.50%, 02/01/2035		1,124,169
988,252	3.00%, 03/01/2035		1,007,310
319,055	5.50%, 05/01/2035		359,284
49,780	5.00%, 08/01/2035		55,041
351,199	5.00%, 09/01/2035		389,565
936,953	5.00%, 10/01/2035		1,036,244
306,402	5.50%, 10/01/2035		344,424
632,040	6.00%, 12/01/2035		722,617
349,341	5.50%, 01/01/2036		392,335
360,092	6.00%, 01/01/2036		409,635
134,032	6.00%, 02/01/2036		152,687
152,805	6.00%, 03/01/2036		174,318
534,700	5.50%, 05/01/2036		601,834
100,483	6.00%, 12/01/2036		114,233
189,059	6.00%, 05/01/2037		214,337
307,679	5.00%, 07/01/2037		341,325
851,380	5.50%, 03/01/2038		954,522
622,697	5.50%, 06/01/2038		698,844
417,448	4.50%, 02/01/2039		455,348
591,085	5.00%, 04/01/2039		654,916
1,248,576	4.50%, 05/01/2039		1,376,190
594,806	4.50%, 06/01/2039		651,639
1,714,130	4.50%, 08/01/2039		1,860,778
1,640,607	5.00%, 11/01/2039		1,827,769
722,424	5.00%, 12/01/2039		804,601
989,802	3.50%, 02/01/2040		1,023,871
336,495	4.50%, 03/01/2040		364,607
909,153	5.00%, 06/01/2040		1,011,909
351,455	4.50%, 09/01/2040		382,528
1,732,782	5.00%, 09/01/2040		1,915,832
876,326	4.50%, 11/01/2040		950,068
1,097,632	5.00%, 01/01/2041		1,240,091
822,243	4.50%, 02/01/2041		896,751
258,357	4.00%, 03/01/2041		274,664
4,776,599	4.50%, 03/01/2041		5,185,625
1,165,144	4.50%, 04/01/2041		1,263,099
1,935,548	4.50%, 08/01/2041		2,099,271
1,131,217	4.00%, 09/01/2041		1,204,576
1,197,083	4.50%, 10/01/2041		1,307,320
3,277,299	3.50%, 12/01/2041		3,387,560
3,666,074	4.00%, 12/01/2041		3,906,270
4,819,242	3.50%, 04/01/2042		4,984,279
2,071,622	4.00%, 07/01/2042		2,207,717
1,535,068	3.50%, 08/01/2042		1,586,872
566,484	3.00%, 09/01/2042		567,419
2,132,158	3.50%, 09/01/2042		2,170,032
2,463,893	3.00%, 10/01/2042		2,467,961
1,539,398	3.50%, 10/01/2042		1,591,646
796,488	3.50%, 11/01/2042		823,358
996,322	3.00%, 12/01/2042		997,967
1,908,182	3.00%, 01/01/2043		1,911,330
1,872,268	3.50%, 01/01/2043		1,935,384

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$877,963	3.00%, 02/01/2043	$	878,324
3,993,594	3.00%, 03/01/2043		3,998,178
3,164,252	3.00%, 05/01/2043		3,167,200
2,311,347	3.50%, 05/01/2043		2,389,547
1,946,676	3.00%, 07/01/2043		1,920,980
2,495,275	3.00%, 08/01/2043		2,496,302
2,193,969	3.50%, 08/01/2043		2,265,673
1,109,819	3.00%, 09/01/2043		1,111,651
1,155,697	3.50%, 09/01/2043		1,176,158
2,432,226	4.00%, 10/01/2043		2,596,326
716,097	3.50%, 08/01/2044		740,431
2,178,753	4.00%, 08/01/2044		2,319,832
1,493,342	4.00%, 11/01/2044		1,590,040
848,795	4.50%, 11/01/2044		918,122
1,963,566	3.50%, 12/01/2044		2,029,134
1,371,194	4.00%, 12/01/2044		1,455,330
2,984,031	3.50%, 02/01/2045		3,082,519
2,700,908	3.50%, 04/01/2045		2,790,446
	Government National Mortgage Association
4,352	9.00%, 07/15/2018		4,373
3,222	9.50%, 05/20/2022		3,239
6,941	8.00%, 11/20/2023		7,755
4,593	7.50%, 10/20/2028		5,312
4,277	7.50%, 12/20/2028		4,871
1,238,651	5.00%, 06/15/2033		1,381,919
377,528	5.00%, 10/20/2033		422,196
694,370	6.00%, 12/20/2033		797,342
311,668	5.00%, 02/20/2034		347,507
320,676	5.50%, 11/20/2034		365,264
180,462	5.50%, 02/20/2035		206,192
248,581	5.50%, 04/20/2035		283,541
266,693	5.00%, 12/20/2035		297,378
169,659	5.50%, 05/20/2039		192,977
3,526,719	4.00%, 12/15/2040		3,767,397
2,181,375	4.00%, 01/15/2041		2,324,971
3,072,664	4.50%, 02/20/2041		3,380,708
2,353,563	4.00%, 03/20/2041		2,521,650
750,442	4.00%, 05/20/2041		803,886
3,052,562	4.00%, 07/20/2041		3,256,131
1,525,987	4.00%, 09/15/2041		1,629,773
1,275,280	3.50%, 08/15/2042		1,324,771
	National Credit Union Administration Guaranteed Notes Trust
2,651,775	Series 2010-R1, Class 1A 0.64%, 10/07/2020(c)		2,665,252
645,920	Series 2010-C1, Class A1 1.60%, 10/29/2020		646,120
616,420	Series 2010-C1, Class APT 2.65%, 10/29/2020		628,904
1,304,069	Series 2010-R2, Class 2A 0.66%, 11/05/2020(c)		1,310,405
374,739	Series 2010-R3, Class 3A 2.40%, 12/08/2020		378,219
	Vendee Mortgage Trust
684,356	Series 1993-3, Class 1 5.62%, 09/15/2023(c)		746,122
1,452,933	Series 1996-3, Class 1Z 6.75%, 09/15/2026		1,643,507

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$1,648,735	Series 2011-2, Class V 3.75%, 02/15/2028	$	1,721,029
20,798	Series 2003-1, Class G 5.75%, 03/15/2030		20,793
773,465	Series 2002-1, Class 1A 6.00%, 10/15/2031		877,271
2,493,545	Series 2008-1, Class GD 5.25%, 01/15/2032		2,766,910

			239,577,950

TOTAL MORTGAGE-BACKED SECURITIES — 85.84% (Cost $235,223,364)		$	239,630,657

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,700,000	5.00%, 11/17/2017		1,865,041
3,400,000	1.75%, 12/14/2018		3,458,449
1,500,000	3.13%, 12/11/2020		1,599,010
3,000,000	1.75%, 03/12/2021		2,959,197
500,000	5.75%, 06/12/2026		629,276

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.77% (Cost $10,311,001)		$	10,510,973

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,650,000	2.38%, 12/31/2020		1,700,917
3,000,000	1.75%, 05/15/2023(d)		2,901,798
1,200,000	5.25%, 11/15/2028		1,564,126
400,000	5.38%, 02/15/2031(e)		537,719
500,000	4.50%, 02/15/2036		628,672
2,500,000	2.88%, 05/15/2043(d)		2,382,422

TOTAL U.S. TREASURY BONDS AND NOTES — 3.48% (Cost $9,168,375)		$	9,715,654

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.67%
7,450,000	Federal Home Loan Mortgage Corp
	0.01%, 07/01/2015		7,450,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — 0.20%
$27,875	Undivided interest of 0.14% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $27,875 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (f)	$	27,875

132,407	Undivided interest of 0.16% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $132,407 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (f)		132,407

132,406	Undivided interest of 0.16% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $132,406 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (f)		132,406

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 132,406	Undivided interest of 0.35% in a repurchase agreement (principal amount/value $38,013,228 with a maturity value of $38,013,376) with Merrill Lynch, Pierce, Fenner & Smith, 0.14%, dated 6/30/15 to be repurchased at $132,406 on 7/1/15 collateralized by various U.S. Government Agency securities, 2.18% - 6.00%, 6/1/25 - 6/20/61, with a value of $38,773,492. (f)	$	132,406

132,406	Undivided interest of 0.56% in a repurchase agreement (principal amount/value $24,141,946 with a maturity value of $24,142,006) with Morgan Stanley & Co LLC, 0.09%, dated 6/30/15 to be repurchased at $132,406 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.75% - 9.50%, 2/16/16 - 5/1/45, with a value of $24,624,785. (f)		132,406

			557,500

TOTAL SHORT TERM INVESTMENTS — 2.87% (Cost $8,007,500)		$	8,007,500

TOTAL INVESTMENTS — 100.67% (Cost $275,822,995)		$	281,021,887

OTHER ASSETS & LIABILITIES, NET — (0.67)%		$	(1,858,851)

TOTAL NET ASSETS — 100.00%		$	279,163,036

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2015, the aggregate cost and fair value of 144A securities was $9,167,972 and $9,133,912, respectively, representing 3.27% of net assets.

(b)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2015. Maturity date disclosed represents final maturity date.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.
(d)	All or a portion of the security has been segregated to cover TBA commitments.
(e)	All or a portion of the security is on loan at June 30, 2015.
(f)	Collateral received for securities on loan.
TBA	To Be Announced

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West U.S. Government Mortgage Securities Fund

ASSETS:
Investments in securities, fair value (including $546,330 of securities on loan)(a)	$280,464,387
Repurchase agreements, fair value(b)	557,500
Cash	30,870
Subscriptions receivable	1,440,446
Receivable for investments sold	1,735,015
Interest receivable	937,114

Total Assets	285,165,332

LIABILITIES:
Payable to investment adviser	61,220
Payable for administrative services fees	45,519
Due to brokers (TBAs)	1,551,349
Payable upon return of securities loaned	557,500
Redemptions payable	1,241,418
Payable for investments purchased	2,545,290

Total Liabilities	6,002,296

NET ASSETS	$279,163,036

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,569,764
Paid-in capital in excess of par	270,110,072
Net unrealized appreciation	5,198,892
Undistributed net investment income	408,335
Accumulated net realized gain	875,973

NET ASSETS	$279,163,036

NET ASSETS BY CLASS
Initial Class	$144,067,185

Institutional Class	$135,095,851

CAPITAL STOCK:
Authorized
Initial Class	75,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	11,975,515
Institutional Class	13,722,126

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$12.03

Institutional Class	$9.85

(a) Cost of investments	$275,265,495
(b) Cost of repurchase agreements	$557,500

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West U.S. Government Mortgage Securities Fund

INVESTMENT INCOME:
Interest	$4,024,943
Income from securities lending	1,192

Total Income	4,026,135

EXPENSES:
Management fees	686,074
Administrative services fees - Initial Class	87,535

Total Expenses	773,609

NET INVESTMENT INCOME	3,252,526

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	900,744
Net change in unrealized depreciation on investments	(3,294,181)

Net Realized and Unrealized Loss	(2,393,437)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$859,089

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West U.S. Government Mortgage Securities Fund

OPERATIONS:
Net investment income	$3,252,526	$7,488,927
Net realized gain	900,744	273,092
Net change in unrealized appreciation (depreciation)	(3,294,181)	8,857,046

Net Increase in Net Assets Resulting from Operations	859,089	16,619,065

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,183,062)	(7,762,954)
Institutional Class	(788,975)	N/A

From net investment income	(2,972,037)	(7,762,954)

From net realized gains
Initial Class	–	(219,721)

From net realized gains	0	(219,721)

Total Distributions	(2,972,037)	(7,982,675)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	33,779,401	97,214,271
Institutional Class	140,798,703	N/A
Shares issued in reinvestment of distributions
Initial Class	2,183,062	7,982,675
Institutional Class	788,975	N/A
Shares redeemed
Initial Class	(194,352,091)	(120,220,662)
Institutional Class	(4,469,527)	N/A

Net Decrease in Net Assets Resulting from Capital Share Transactions	(21,271,477)	(15,023,716)

Total Decrease in Net Assets	(23,384,425)	(6,387,326)

NET ASSETS:
Beginning of period	302,547,461	308,934,787

End of period(a)	$279,163,036	$302,547,461

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	2,769,442	8,079,916
Institutional Class	14,094,013	N/A
Shares issued in reinvestment of distributions
Initial Class	179,666	664,134
Institutional Class	79,937	N/A
Shares redeemed
Initial Class	(15,916,953)	(9,974,496)
Institutional Class	(451,824)	N/A

Net Increase (Decrease)	754,281	(1,230,446)

(a) Including undistributed net investment income:	$408,335	$127,846

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West U.S. Government Mortgage Securities Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$12.13		$11.80		$12.32		$12.41		$12.20	$12.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(a)	0.29	(a)	0.28	(a)	0.34	(a)	0.42	0.46
Net realized and unrealized gain (loss)	(0.12)		0.35		(0.53)		0.07		0.26	0.22

Total From Investment Operations	0.02		0.64		(0.25)		0.41		0.68	0.68

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.30)		(0.27)		(0.38)		(0.42)	(0.46)
From net realized gains	–		(0.01)		(0.00)	(b)	(0.12)		(0.05)	(0.16)

Total Distributions	(0.12)		(0.31)		(0.27)		(0.50)		(0.47)	(0.62)

NET ASSET VALUE, END OF PERIOD	$12.03		$12.13		$11.80		$12.32		$12.41	$12.20

TOTAL RETURN(c)	0.18%	(d)	5.45%		(2.02%)		3.22%		5.72%	5.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$144,067		$302,547		$308,935		$396,544		$376,058	$397,211
Ratio of expenses to average net assets	0.60%	(e)	0.60%		0.60%		0.60%		0.60%	0.60%
Ratio of net investment income to average net assets	2.26%	(e)	2.37%		2.31%		2.68%		3.33%	3.67%
Portfolio turnover rate(f)	17%	(d) (g)	38%		60%		60%		62%	62%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occured during the period. Excluding these transactions, the portfolio turnover would have been 13%.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited) (a)
Great-West U.S. Government Mortgage Securities Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized loss	(0.13)

Total From Investment Operations	(0.09)

LESS DISTRIBUTIONS:
From net investment income	(0.06)

Total Distributions	(0.06)

NET ASSETS VALUE, END OF PERIOD	$9.85

TOTAL RETURN(c)	(0.90%)	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$135,096
Ratio of expenses to average net assets	0.25%	(e)
Ratio of net investment income to average net assets	2.50%	(e)
Portfolio turnover rate(f)	17%	(d) (g)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occured during the period. Excluding these transactions, the portfolio turnover would have been 13%.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Notes to Financial Statements

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary

Semi-Annual Report - June 30, 2015

sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

U.S. Government Agency Notes and Bonds, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Semi-Annual Report - June 30, 2015

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

To Be Announced Transactions

The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.

Dollar Rolls

The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate. At June 30, 2015, there were no mortgage dollar rolls held.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Semi-Annual Report - June 30, 2015

Federal tax cost of investments	$	275,822,995

Gross unrealized appreciation on investments		6,647,484
Gross unrealized depreciation on investments		(1,448,592)

Net unrealized appreciation on investments	$	5,198,892

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

3. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $4,688,823 and $8,649,686, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $43,875,360 and $65,497,634, respectively.

Semi-Annual Report - June 30, 2015

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $546,330 and received collateral of $557,500 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as U.S. treasury bonds and notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

5. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West U.S. Government Mortgage Securities Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against a composite of its benchmark indices (80% Barclays U.S. Mortgage-Backed Securities Index and 20% Barclays U.S. Government Index) and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the third, third, third and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund underperformed its benchmark composite for the annualized one-, three- five- and ten-year periods ended December 31, 2014. The Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the

Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fees of its peer group. However, the Board considered that the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the average and median management fee less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median of its peer group and peer universe.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015